Statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 84,687	R$ 31,083	R$ 47,793
Marketable securities	42	0	12,088
Trade accounts receivable	669,237	716,791	512,722
Inventories	11,365	8,747	8,116
Taxes recoverable	101,870	117,782	92,085
Receivables from divestiture	0	0	41,286
Other receivables	34,947	38,763	34,587
Total current assets before assets held for sale	902,148	913,166	748,677
Assets held for sale	6,580	0	0
Total current assets	908,728	913,166	748,677
Non-current assets
Marketable securities	0	14	24,176
Related parties	14,518	9,752	21,276
Trade accounts receivable	108,869	5,702	4,819
Taxes recoverable	52,141	4,452	22,163
Prepaid expenses	174	3,250	4,548
Deferred taxes	44	41,057	25,874
Other receivables	14,473	7,686	12,699
Fair value per call option	0	0	20,865
Investments	7,206	114,652	104,262
Property, plant and equipment	689,451	694,453	691,773
Intangible assets	588,238	553,832	607,125
Total non-current assets	1,475,114	1,434,850	1,539,580
Total assets	2,383,842	2,348,016	2,288,257
Current liabilities
Loans and financing	14,139	16,732	64,133
Debentures	0	1,665,629	1,417,081
Trade accounts payable	128,113	108,435	96,475
Provision for landfill closure	20,651	15,499	0
Labor payable	117,925	106,908	97,580
Tax liabilities	169,505	295,279	214,794
Accounts payable for acquisition of investments	0	4,856	47,041
Related parties	82,788	2,579	23,060
Advances from customers	16,492	640	3,481
Accounts payable for land and intangible asset acquisition	8,965	9,112	10,625
Other liabilities	32,992	29,470	6,591
Current liabilities before discontinued operation	591,570	2,255,139	1,980,861
Liabilities directly associated with the assets held for sale	23,787	24,220	17,903
Total current liabilities	615,357	2,279,359	1,998,764
Non-current liabilities
Loans and financing	371,375	9,965	20,177
Debentures	1,068,979	0	0
Provision for landfill closure	92,881	86,121	83,071
Provision for legal proceedings	147,762	245,539	185,616
Accounts payable from acquisition of investments	0	4,856	26,710
Tax liabilities	395,784	236,096	213,100
Deferred taxes	137,028	175,556	110,618
Accounts payable for land and intangible asset acquisition	10,412	7,643	13,079
Other liabilities	168	39,937	18,251
Total Non-current liabilities	2,224,389	805,713	670,622
Equity
Capital	17	108,104	108,104
Capital reserve	1,068,195	748,539	743,657
Other comprehensive income	1,768	1,671	1,526
Treasury shares	0	(37,403)	(37,403)
Accumulated losses	(1,520,751)	(1,564,544)	(1,203,754)
Equity attributable to parent	(450,771)	(743,633)	(387,870)
Non-controlling interest	(5,133)	6,577	6,741
Total equity	(455,904)	(737,056)	(381,129)
Total liabilities and equity	R$ 2,383,842	R$ 2,348,016	R$ 2,288,257